Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Numerator:
Net income (loss) attributable to Parent	$ (128.5)	$ (93.5)	$ (0.3)	$ (0.3)
Accretion of redeemable noncontrolling interest	5.0	(11.9)		0.0
Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$ (123.5)	$ (105.4)		$ (0.3)
Denominator:
Basic Weighted average common shares outstanding	284.6	253.4		253.4
Diluted Weighted average common shares outstanding	284.6	253.4		253.4
Basic net income (loss) per common share (in USD per share)	$ (0.43)	$ (0.42)		$ 0
Diluted net loss per common share (in usd per share)	$ (0.43)	$ (0.42)		$ 0